ACQUISITION OF INTANGIBLE ASSET (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Intangible asset							$ 1,118,179
Inventory acquired as part of asset purchase							5,865
Estimated useful life						5 years
Common stock value		107		107		$ 105	152
Additional amortization						224,512
Impairment of asset						893,667
Unamortization balance of intangible asset							$ 1,118,179
Obligation to issue shares						150,000
mCig LLC [Member]
Asset purchase agreement description						if the average common stock market price of the Company’s common stock held by mCig falls below $1.57 per share, or $550,000 total value (“Market Value”), during any 7-day period during the first year following the Second Stock Issuance (May 24, 2017), then the Company is obligated to issue to mCig additional shares of the Company’s common stock to increase the then Market Value held by mCig to $550,000
Aggregate common stock shares issued	350,000
mCig LLC [Member] | Asset Purchase Agreement [Member]
Total purchase price	$ 1,144,000
Intangible asset	$ 1,138,135
Shares to be issued	150,000
Shares to be issued, value	$ 426,000
Common stock value	$ 994,000
Aggregate common stock shares issued	350,000
Aggregate common stock shares value	$ 150,000
Unamortization balance of intangible asset	$ 1,138,135